Subsequent Events (Details Narrative) - USD ($)				12 Months Ended
	Aug. 06, 2025	Aug. 06, 2025	Aug. 01, 2025	Dec. 31, 2023	Jun. 30, 2025	Mar. 07, 2025	Feb. 27, 2025	Feb. 11, 2025	Feb. 10, 2025	Jan. 24, 2025	Jan. 23, 2025	Jan. 15, 2025	Jan. 01, 2025	Dec. 31, 2024	Oct. 20, 2022	Oct. 19, 2022
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues				$ 72,463
Common stock, shares authorized				100,000,000	100,000,000					100,000,000	4,500,000,000			100,000,000	4,500,000,000	600,000,000
Common stock, par value				$ 0.001	$ 0.001					$ 0.001				$ 0.001	$ 0.001
Preferred stock, shares authorized				10,000,000	10,000,000					10,000,000				10,000,000
Preferred stock, par value				$ 0.0001	$ 0.0001					$ 0.001				$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants issued													2,000
Warrants exercise price													$ 7.50
Common stock, shares authorized										100,000,000	4,500,000,000
Common stock, par value										$ 0.001
Preferred stock, shares authorized										10,000,000
Preferred stock, par value										$ 0.001
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Convertable promissory note, principal amount												$ 25,000
Subsequent Event [Member] | Promissory Note [Member] | Extension Agreements [Member]
Subsequent Event [Line Items]
Extended date	Oct. 31, 2025
Increase of intertest rate	10.00%
Shares issued with notes, shares	171,715
Stock Issued During Period, Value, New Issues	$ 646,498
Subsequent Event [Member] | Promissory Note [Member] | Related Party [Member]
Subsequent Event [Line Items]
Convertable promissory note, principal amount			$ 15,721.27			$ 50,000	$ 10,000	$ 10,000	$ 10,000
Subsequent Event [Member] | Promissory Note [Member] | Nonrelated Party [Member]
Subsequent Event [Line Items]
Convertable promissory note, principal amount	50,000	$ 50,000
Subsequent Event [Member] | Convertible Promissory Note One [Member]
Subsequent Event [Line Items]
Extended date			Oct. 31, 2025
Increase of intertest rate			10.00%
Shares issued with notes, shares			378
Maturity date			Aug. 01, 2025
Principal amount			$ 15,721.27
Subsequent Event [Member] | Convertible Promissory Note Two [Member]
Subsequent Event [Line Items]
Extended date		Oct. 31, 2025
Increase of intertest rate		10.00%
Shares issued with notes, shares		1,200
Maturity date		Aug. 06, 2025
Principal amount	50,000	$ 50,000
Subsequent Event [Member] | Convertible Promissory Note Three [Member]
Subsequent Event [Line Items]
Extended date		Oct. 31, 2025
Increase of intertest rate		10.00%
Shares issued with notes, shares		1,200
Maturity date		Aug. 06, 2025
Principal amount	$ 50,000	$ 50,000